UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1.          Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund
Statement of Investments (Unaudited)
as of March 31, 2010

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER STAPLES			2.29
FOOD PRODUCTS
1,000	H.J. HEINZ CO.	45,610
		45,610	0.96
HOUSEHOLD PRODUCTS
1,000	KIMBERLY-CLARK CORP.	62,880
		62,880	1.33
ENERGY			2.79
OIL, GAS & CONSUMABLE FUELS
1,000	BRITISH PETROLEUM PLC ADR	56,738
1,000	CHEVRON CORP.	75,830
		132,568	2.79
FINANCIALS			1.64
INSURANCE
1,500	THE CHUBB CORP.	77,775
		77,775	1.64
INFORMATION TECHNOLOGY			0.93
SOFTWARE
1,500	MICROSOFT CORP.	43,905
		43,905	0.93
TELECOMMUNICATION SERVICES			1.36
DIVERSIFIED TELECOM. SERVICES
2,500	AT&T INC.	64,600
		64,600	1.36
UTILITIES			2.22
ELECTRIC UTILITIES
1,000	PPL CORP.	27,710
1,000	SOUTHERN CO.	33,160
		60,870	1.28
MULTI-UTILITIES
1,000	CONSOLIDATED EDISON INC.	44,540
		44,540	0.94

TOTAL COMMON STOCK (Cost: $519,277)		532,748	11.23
US GOVT SECURITIES
US GOVERNMENT AGENCY			88.65
US GOVERNMENT AGENCY
200,000	FEDERAL FARM CREDIT BANK 3.25% 11/17/15	199,522
200,000	FEDERAL FARM CREDIT BANK 3.43% 05/18/16	199,202
100,000	FEDERAL HOME LN MTG CORP. 2.125% 04/02/12	100,005
200,000	FEDERAL HOME LN MTG CORP. 2.50% 11/25/14 STEP	200,369
100,000	FEDERAL HOME LN MTG CORP. 3.30% 08/11/15	99,360
200,000	FEDERAL HOME LN MTG CORP. 3.80% 03/09/16	202,993
100,000	FEDERAL HOME LOAN BANK 2.25% 06/22/12	100,407

100,000	FEDERAL HOME LOAN BANK 4.27% 09/17/13	101,870
300,000	FEDERAL HOME LOAN BANK 3.00% 04/07/14	300,150
222,500	FEDERAL HOME LOAN BANK 3.00% 05/20/14	222,573
100,000	FEDERAL HOME LOAN BANK 2.00% 07/17/14 STEP	101,766
100,000	FEDERAL HOME LOAN BANK 2.52% 09/02/14	99,675
100,000	FEDERAL HOME LOAN BANK 3.75% 01/20/16	100,165
100,000	FEDERAL HOME LOAN BANK 3.00% 01/29/16 STEP	100,185
200,000	FEDERAL HOME LOAN BANK 3.40% 09/30/16	198,482
270,000	FEDERAL HOME LOAN BANK 5.25% 12/05/16	285,287
100,000	FEDERAL HOME LOAN BANK 3.85% 03/09/17	99,562
125,000	FEDERAL HOME LOAN BANK 5.35% 09/27/17	127,922
100,000	FEDERAL HOME LOAN BANK 5.20% 12/21/17	102,924
425,000	FEDERAL HOME LOAN BANK 4.50% 02/15/18	434,637
100,000	FEDERAL HOME LOAN BANK 5.20% 06/25/18	101,095
100,000	FEDERAL HOME LOAN BANK 5.50% 11/08/18	102,687
200,000	FEDERAL HOME LOAN BANK 6.375% 06/29/22	202,689
100,000	FEDERAL NATL MTG ASSOC. 2.00% 03/24/16 STEP	99,254
325,000	FEDERAL NATL MTG ASSOC. 2.00% 09/10/18 STEP	324,096
		4,206,877	88.65

TOTAL US GOVT SECURITIES (Cost: $4,204,637)		4,206,877	88.65
PREFERRED STOCK
FINANCIALS			3.95
COMMERCIAL BANKS
4,000	BARCLAYS BANK PLC 6.625% PFD	90,800
2,000	BARCLAYS BANK PLC 7.10% PFD	48,720
		139,520	2.94
DIVERSIFIED FINANCIAL SERVICES
2,000	DEUTSCHE BANK 7.35% PFD	48,180
		48,180	1.02

TOTAL PREFERRED STOCK (Cost: $200,000)		187,700	3.95

TOTAL GOVERNMENT SECURITIES (Cost: $4,923,914)		4,927,325	103.83

OTHER ASSETS LESS LIABILITIES		(181,710)	(3.83)

TOTAL NET ASSETS		4,745,615	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income and Equity Fund

Statement of Investments (Unaudited)

as of March 31, 2010

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			4.49
DISTRIBUTORS
2,000	GENUINE PARTS CO.	84,500
		84,500	1.00
HOTELS, RESTAURANTS & LEISURE
2,500	MCDONALD’S CORP.	166,800
		166,800	1.97
SPECIALTY RETAIL
4,000	HOME DEPOT INC.	129,400
		129,400	1.53
CONSUMER STAPLES			5.76
FOOD & STAPLES RETAILING
3,000	SYSCO CORP.	88,500
2,500	WAL-MART STORES INC.	139,000
		227,500	2.69
HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	158,175
		158,175	1.87
TOBACCO
5,000	ALTRIA GROUP INC.	102,600
		102,600	1.21
ENERGY			2.58
OIL, GAS & CONSUMABLE FUELS
1,000	BRITISH PETROLEUM PLC ADR	57,070
1,500	CONOCOPHILLIPS	76,755
1,000	OCCIDENTAL PETROLEUM CORP.	84,540
		218,365	2.58
FINANCIALS			2.37
DIVERSIFIED FINANCIAL SERVICES
4,000	BANK OF AMERICA CORP.	71,400
		71,400	0.84
INSURANCE
2,500	THE CHUBB CORP.	129,625
		129,625	1.53
HEALTH CARE			5.54
PHARMACEUTICALS
2,000	ABBOTT LABORATORIES	105,360
4,000	JOHNSON & JOHNSON	260,800
6,000	PFIZER INC.	102,900
		469,060	5.54

INDUSTRIALS			4.74
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	90,540
		90,540	1.07
AIR FREIGHT & LOGISTICS
2,000	UNITED PARCEL SERVICE INC. B	128,820
		128,820	1.52
INDUSTRIAL CONGLOMERATES
10,000	GENERAL ELECTRIC CO.	182,000
		182,000	2.15
INFORMATION TECHNOLOGY			1.73
SOFTWARE
5,000	MICROSOFT CORP.	146,350
		146,350	1.73
MATERIALS			0.44
CHEMICALS
1,000	DUPONT DE NEMOURS & CO.	37,240
		37,240	0.44
TELECOMMUNICATION SERVICES			2.32
DIVERSIFIED TELECOM. SERVICES
4,000	AT&T INC.	103,360
3,000	VERIZON COMMUNICATIONS INC.	93,060
		196,420	2.32
UTILITIES			2.55
ELECTRIC UTILITIES
2,000	DUKE ENERGY CORP.	32,640
		32,640	0.39
MULTI-UTILITIES
2,000	DOMINION RESOURCES INC.	82,220
2,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	59,040
2,000	XCEL ENERGY INC.	42,400
		183,660	2.17

TOTAL COMMON STOCK (Cost: $2,748,309)		2,755,095	32.53
CORPORATE BOND
CONSUMER DISCRETIONARY			7.72
DIVERSIFIED CONSUMER SERVICES
50,000	EQUIFAX INC. 6.30% 07/01/17	53,474
		53,474	0.63
HOTELS, RESTAURANTS & LEISURE
50,000	MARRIOTT INT’L 5.625% 02/15/13	53,198
		53,198	0.63
MULTILINE RETAIL
35,000	NORDSTROM INC. 6.75% 06/01/14	39,301
281,000	TARGET CORP. 8.60% 01/15/12	314,561
		353,863	4.18
SPECIALTY RETAIL
100,000	HOME DEPOT INC. 5.20% 03/01/11	103,866
80,000	STAPLES INC. 7.375% 10/01/12	89,050
		192,916	2.28

ENERGY			5.19
ENERGY EQUIPMENT & SERVICES
50,000	WEATHERFORD INT’L LTD. 5.95% 06/15/12	54,002
		54,002	0.64
OIL, GAS & CONSUMABLE FUELS
143,000	ATLANTIC RICHFIELD 8.50% 04/01/12	162,601
170,000	TEXACO CAPITAL 8.625% 06/30/10	173,107
50,000	VALERO ENERGY CORP. 4.50% 02/01/15	50,091
		385,800	4.56
FINANCIALS			18.27
CONSUMER FINANCE
50,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	53,696
		53,696	0.63
DIVERSIFIED FINANCIAL SERVICES
300,000	AIG 6.00% 11/15/14	238,612
30,000	AMERICAN EXPRESS CO. 5.00% 12/02/10	30,804
200,000	AMERICAN EXPRESS CO. 7.30% 08/20/13	224,483
50,000	CHARLES SCHWAB CORP. 6.375% 09/01/17	54,486
371,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	412,450
150,000	GENERAL ELECTRIC CAP 5.50% 09/30/16 STEP	151,734
95,000	GOLDMAN SACHS GROUP 5.00% 10/01/14	99,840
106,000	HSBC 11/10/13 FLOAT	105,874
		1,318,283	15.56
INSURANCE
75,000	HARTFORD LIFE GLOBAL FUND 6.00% 07/15/15	75,593
100,000	PROTECTIVE LIFE 05/10/10 FLOAT	99,880
		175,473	2.07
HEALTH CARE			1.19
HEALTH CARE PROVIDERS & SERVICES
46,000	WELLPOINT INC. 5.00% 12/15/14	49,103
		49,103	0.58
LIFE SCIENCES TOOLS & SERVICES
50,000	FISHER SCIENTIFIC INT’L 6.125% 07/01/15	51,938
		51,938	0.61
INDUSTRIALS			2.51
MACHINERY
115,000	JOY GLOBAL INC. 6.00% 11/15/16	121,216
90,000	TRINITY INDUSTRIES INC. 6.50% 03/15/14	91,463
		212,679	2.51
INFORMATION TECHNOLOGY			1.25
COMPUTERS & PERIPHERALS
50,000	DELL INC. 5.65% 04/15/18	53,041
		53,041	0.63
OFFICE ELECTRONICS
50,000	XEROX CORP. 5.50% 05/15/12	53,035
		53,035	0.63

MATERIALS			7.15
CHEMICALS
50,000	DOW CHEMICAL CO. 5.00% 06/15/13	50,205
50,000	DOW CHEMICAL CO. 5.90% 09/15/15	49,923
		100,129	1.18
CONSTRUCTION MATERIALS
50,000	COMMERCIAL METALS CO. 7.35% 08/15/18	52,603
		52,603	0.62
CONTAINERS & PACKAGING
25,000	PACKAGING CORP. OF AMERICA 5.75% 08/01/13	26,603
		26,603	0.31
METALS & MINING
100,000	ALCOA INC. 7.375% 08/01/10	101,884
75,000	ALCOA INC. 6.50% 06/01/11	78,608
50,000	ARCELORMITTAL USA INC. 6.50% 04/15/14	54,198
50,000	FREEPORT-MCMORAN C&G INC. 8.25% 04/01/15	54,438
50,000	FREEPORT-MCMORAN C&G INC. 8.375% 04/01/17	55,625
80,000	RELIANCE STEEL & ALUMINUM 6.20% 11/15/16	81,347
		426,100	5.03
TELECOMMUNICATION SERVICES			6.84
DIVERSIFIED TELECOM. SERVICES
100,000	AT&T CORP. 7.30% 11/15/11	109,308
288,996	BELLSOUTH TELECOM. 6.30% 12/15/15	305,452
53,000	VERIZON 6.50% 09/15/11	56,353
100,000	VERIZON FLORIDA 6.125% 01/15/13	108,593
		579,706	6.84
UTILITIES			5.41
ELECTRIC UTILITIES
55,000	CONSUMERS ENERGY CO. 6.00% 02/15/14	60,315
232,000	SOUTH CAROLINA ELEC 6.70% 02/01/11	242,983
		303,298	3.58
GAS UTILITIES
150,000	PIEDMONT NATURAL GAS 7.80% 09/29/10	155,274
		155,274	1.83

TOTAL CORPORATE BOND (Cost: $4,531,747)		4,704,212	55.54
US GOVT SECURITIES
US GOVERNMENT AGENCY			1.25
US GOVERNMENT AGENCY
100,000	FEDERAL HOME LOAN BANK 6.00% 07/19/17	105,995
		105,995	1.25

TOTAL US GOVT SECURITIES (Cost: 100,000)		105,995	1.25
PREFERRED STOCK
FINANCIALS			5.43
COMMERCIAL BANKS
2,000	BANK OF AMERICA 6.375% PFD	41,560
2,000	BANK OF AMERICA 7.25% PFD	49,100
2,000	BARCLAYS BANK PLC 6.625% PFD	45,400
2,000	BARCLAYS BANK PLC 7.10% PFD	48,720
4,000	HSBC HOLDINGS PLC 6.20% PFD A	91,280
		276,060	3.26

DIVERSIFIED FINANCIAL SERVICES
3,000	DEUTSCHE BANK 6.625% PFD	69,150
2,000	MERRILL LYNCH 6.45% PFD	41,440
		110,590	1.31
INSURANCE
3,000	METLIFE INC. 6.50% PFD	73,650
		73,650	0.87
UTILITIES			0.61
ELECTRIC UTILITIES
2,000	FPL GROUP CAPITAL 6.60% PFD A	51,880
		51,880	0.61

TOTAL PREFERRED STOCK (Cost: $550,000)		512,180	6.05
SHORT TERM INVESTMENTS
MONEY MARKET			3.77
319,246	UMB MONEY MARKET FIDUCIARY	319,246
		319,246	3.77

TOTAL SHORT TERM INVESTMENTS (Cost: $319,246)		319,246	3.77

TOTAL INCOME & EQUITY (Cost: $8,249,302)		8,396,728	99.14

OTHER ASSETS LESS LIABILITIES		72,994	0.86

TOTAL NET ASSETS		8,469,722	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund

Statement of Investments (Unaudited)

as of March 31, 2010

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			2.31
HOTELS, RESTAURANTS & LEISURE
10,000	MCDONALD’S CORP.	667,200
		667,200	2.31
CONSUMER STAPLES			12.72
BEVERAGES
15,000	COCA-COLA CO.	825,000
		825,000	2.86
FOOD & STAPLES RETAILING
15,000	CVS CAREMARK CORP.	548,400
		548,400	1.90
FOOD PRODUCTS
15,000	CAMPBELL SOUP CO.	530,250
12,000	JM SMUCKER CO.	723,120
7,500	MCCORMICK & COMPANY INC.	287,700
		1,541,070	5.34
HOUSEHOLD PRODUCTS
12,000	PROCTER & GAMBLE CO.	759,240
		759,240	2.63
ENERGY			12.49
ENERGY EQUIPMENT & SERVICES
17,000	CAMERON INT’L CORP. *	728,620
15,000	HALLIBURTON CO.	451,950
10,000	NATIONAL OILWELL VARCO INC.	405,800
		1,586,370	5.49
OIL, GAS & CONSUMABLE FUELS
6,000	BRITISH PETROLEUM PLC ADR	342,420
10,000	CONOCOPHILLIPS	511,700
10,000	DEVON ENERGY CORP.	644,300
8,750	SPECTRA ENERGY CORP.	197,138
10,000	SUNCOR ENERGY INC.	325,400
		2,020,958	7.00
FINANCIALS			7.63
CONSUMER FINANCE
10,000	AMERICAN EXPRESS CO.	412,600
		412,600	1.43
DIVERSIFIED FINANCIAL SERVICES
7,500	JPMORGAN CHASE & CO.	335,625
		335,625	1.16
INSURANCE
6	BERKSHIRE HATHAWAY INC. A *	730,800
14,000	THE CHUBB CORP.	725,900
		1,456,700	5.04

HEALTH CARE			9.71
HEALTH CARE EQUIPMENT & SUPPLIES
5,000	BAXTER INT’L INC.	291,000
5,000	BECTON DICKINSON & CO.	393,650
5,000	COVIDIEN PLC.	251,400
		936,050	3.24
PHARMACEUTICALS
7,000	ABBOTT LABORATORIES	368,760
12,000	JOHNSON & JOHNSON	782,400
10,000	MERCK & COMPANY. INC.	373,500
20,000	PFIZER INC.	343,000
		1,867,660	6.47
INDUSTRIALS			11.46
AEROSPACE & DEFENSE
6,000	BOEING CO.	435,660
		435,660	1.51
AIR FREIGHT & LOGISTICS
10,000	UNITED PARCEL SERVICE INC. B	644,100
		644,100	2.23
INDUSTRIAL CONGLOMERATES
40,000	GENERAL ELECTRIC CO.	728,000
		728,000	2.52
MACHINERY
6,000	CATERPILLAR INC.	377,100
		377,100	1.31
ROAD & RAIL
6,000	CSX CORP.	305,400
7,000	NORFOLK SOUTHERN CORP.	391,230
		696,630	2.41
TRADING COMPANIES & DISTRIBUTORS
15,000	GATX CORP.	429,750
		429,750	1.49
INFORMATION TECHNOLOGY			9.12
COMMUNICATIONS EQUIPMENT
25,000	NOKIA CORP. ADR A	388,500
		388,500	1.35
COMPUTERS & PERIPHERALS
12,500	HEWLETT-PACKARD CO.	664,375
5,000	INT’L BUSINESS MACHINES CORP.	641,250
		1,305,625	4.52
IT SERVICES
8,000	AUTOMATIC DATA PROCESSING INC.	355,760
		355,760	1.23
SOFTWARE
20,000	MICROSOFT CORP.	585,400
		585,400	2.03

UTILITIES			1.86
ELECTRIC UTILITIES
20,000	DUKE ENERGY CORP.	326,400
5,000	PG&E CORP.	212,100
		538,500	1.86

TOTAL COMMON STOCK (Cost: $16,981,486)		19,441,898	67.31
CORPORATE BOND
CONSUMER DISCRETIONARY			3.81
AUTO COMPONENTS
100,000	BORG WARNER 8.00% 10/01/19	107,852
		107,852	0.37
HOTELS, RESTAURANTS & LEISURE
100,000	MARRIOTT INT’L 5.625% 02/15/13	106,396
		106,396	0.37
HOUSEHOLD DURABLES
150,000	FORTUNE BRANDS INC. 6.375% 06/15/14	164,157
		164,157	0.57
MEDIA
126,000	TCI COMMUNICATIONS INC. 8.75% 08/01/15	152,944
		152,944	0.53
MULTILINE RETAIL
178,000	TARGET CORP. 8.60% 01/15/12	199,259
		199,259	0.69
SPECIALTY RETAIL
100,000	HOME DEPOT INC. 4.625% 08/15/10	101,456
150,000	HOME DEPOT INC. 5.20% 03/01/11	155,798
100,000	STAPLES INC. 7.375% 10/01/12	111,313
		368,567	1.28
CONSUMER STAPLES			2.08
BEVERAGES
100,000	ANHEUSER-BUSCH COS INC. 4.95% 01/15/14	106,274
		106,274	0.37
PERSONAL PRODUCTS
150,000	ESTEE LAUDER INC. 5.55% 05/15/17	158,426
		158,426	0.55
TOBACCO
150,000	ALTRIA GROUP INC. 8.50% 11/10/13	175,333
150,000	REYNOLDS AMERICA 6.75% 06/15/17	160,663
		335,996	1.16
ENERGY			3.78
ENERGY EQUIPMENT & SERVICES
22,000	KINDER MORGAN 6.50% 09/01/13	21,562
100,000	WEATHERFORD INT’L LTD. 5.95% 06/15/12	108,004
		129,566	0.45
OIL, GAS & CONSUMABLE FUELS
501,000	ATLANTIC RICHFIELD 9.125% 03/01/11	538,148

255,000	BURLINGTON RESOURCES 6.40% 08/15/11	272,044
150,000	PREMCOR REFINING 6.75% 05/01/14	153,375
		963,567	3.34
FINANCIALS			9.76
COMMERCIAL BANKS
161,000	MORGAN STANLEY 07/01/14 FLOAT	156,837
		156,837	0.54
CONSUMER FINANCE
100,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	107,393
		107,393	0.37
DIVERSIFIED FINANCIAL SERVICES
250,000	AIG 07/11/11 FLOAT	234,798
300,000	AIG 6.00% 10/15/14	227,635
450,000	AIG 6.00% 11/15/14	357,918
150,000	CHARLES SCHWAB CORP. 6.375% 09/01/17	163,458
300,000	GENERAL ELECTRIC CAP 5.50% 11/15/11	301,168
311,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	345,746
200,000	GENERAL ELECTRIC CAP 5.65% 06/09/14	215,381
250,000	HOUSEHOLD FINANCE CO. 6.375% 11/27/12	273,800
155,000	HOUSEHOLD FINANCE CO. 09/15/13 FLOAT	153,276
		2,273,180	7.87
INSURANCE
130,000	AIG 7.50% 08/11/10	131,991
		131,991	0.46
REAL ESTATE INVESTMENT TRUSTS
150,000	SIMON PROPERTY GROUP INC. 5.25% 12/01/16	148,648
		148,648	0.51
HEALTH CARE			0.97
HEALTH CARE PROVIDERS & SERVICES
100,000	WELLPOINT INC. 5.00% 12/15/14	106,746
		106,746	0.37
PHARMACEUTICALS
160,000	AMERISOURCEBERGEN CORP. 5.875% 09/15/15	174,826
		174,826	0.61
INDUSTRIALS			0.89
ELECTRICAL EQUIPMENT
250,000	EMERSON ELECTRIC CO. 7.125% 08/15/10	256,188
		256,188	0.89
INFORMATION TECHNOLOGY			0.93
COMPUTERS & PERIPHERALS
150,000	DELL INC. 4.70% 04/15/13	161,128
100,000	DIGITAL EQUIPMENT 7.75% 04/01/23	108,286
		269,415	0.93
MATERIALS			2.79
CHEMICALS
105,000	ALBEMARLE CORP. 5.10% 02/01/15	109,824
		109,824	0.38

CONSTRUCTION MATERIALS
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	105,206
		105,206	0.36
METALS & MINING
250,000	ALCOA INC. 6.00% 01/15/12	263,857
100,000	FREEPORT-MCMORAN C&G INC. 8.25% 04/01/15	108,875
100,000	FREEPORT-MCMORAN C&G INC. 8.375% 04/01/17	111,250
100,000	RIO TINTO ALCAN INC. 5.20% 01/15/14	106,314
		590,296	2.04
TELECOMMUNICATION SERVICES			1.39
DIVERSIFIED TELECOM. SERVICES
250,000	NEXTEL COMMUNICATION 7.375% 08/01/15	237,500
150,000	VERIZON FLORIDA 6.125% 01/15/13	162,889
		400,389	1.39
UTILITIES			0.13
ELECTRIC UTILITIES
36,150	RELIANT ENERGY MID ATL 9.237% 07/02/17	38,680
		38,680	0.13

TOTAL CORPORATE BOND (Cost: $7,650,893)		7,662,622	26.53
US GOVT SECURITIES
US GOVERNMENT AGENCY			1.01
US GOVERNMENT AGENCY
90,000	FEDERAL HOME LOAN BANK 2.50% 10/08/14 STEP	90,040
200,000	FEDERAL HOME LOAN BANK 3.75% 01/20/16	200,329
		290,369	1.01

TOTAL US GOVT SECURITIES (Cost: $290,345)		290,369	1.01
PREFERRED STOCK
FINANCIALS			2.67
COMMERCIAL BANKS
5,000	BANK OF AMERICA 8.20% PFD	128,700
5,000	BARCLAYS BANK PLC 7.10% PFD	121,800
5,000	BARCLAYS BANK PLC 8.125% PFD	128,700
5,000	HSBC HOLDING PLC 8.125% PFD	133,750
10,000	WACHOVIA 7.85% PFD	257,900
		770,850	2.67

TOTAL PREFERRED STOCK (Cost: $750,000)		770,850	2.67
SHORT TERM INVESTMENTS
MONEY MARKET			2.15
621,126	UMB MONEY MARKET FIDUCIARY	621,126
		621,126	2.15

TOTAL SHORT TERM INVESTMENTS (Cost: $621,126)		621,126	2.15

TOTAL BALANCED (Cost: $26,293,850)		28,786,865	99.67

OTHER ASSETS LESS LIABILITIES		94,904	0.33

TOTAL NET ASSETS		28,881,769	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Growth Fund
Statement of Investments (Unaudited)
as of March 31, 2010

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			12.06
DISTRIBUTORS
1,000	GENUINE PARTS CO.	42,250
		42,250	1.42
HOTELS, RESTAURANTS & LEISURE
1,750	MCDONALD’S CORP.	116,760
		116,760	3.93
MEDIA
3,000	TIME WARNER INC.	93,810
		93,810	3.16
MULTILINE RETAIL
2,000	TARGET CORP.	105,200
		105,200	3.54
CONSUMER STAPLES			26.04
BEVERAGES
2,000	COCA-COLA CO.	110,000
		110,000	3.70
FOOD & STAPLES RETAILING
3,750	SYSCO CORP.	110,625
2,150	WAL-MART STORES INC.	119,540
1,500	WALGREEN CO.	55,635
		285,800	9.63
FOOD PRODUCTS
750	H.J. HEINZ CO.	34,208
2,500	KRAFT FOODS INC.	75,600
		109,808	3.70
HOUSEHOLD PRODUCTS
2,200	PROCTER & GAMBLE CO.	139,194
2,000	THE CLOROX CO.	128,280
		267,474	9.01
ENERGY			3.69
OIL, GAS & CONSUMABLE FUELS
650	CHEVRON CORP.	49,290
900	EXXON MOBIL CORP.	60,282
		109,572	3.69
FINANCIALS			9.12
CAPITAL MARKETS
500	GOLDMAN SACHS GROUP INC.	85,315
		85,315	2.87
DIVERSIFIED FINANCIAL SERVICES
2,000	BANK OF AMERICA CORP.	35,700

620	JPMORGAN CHASE & CO.	27,745
		63,445	2.14
INSURANCE
1,500	BERKSHIRE HATHAWAY INC. B *	121,905
		121,905	4.11
HEALTH CARE			10.85
HEALTH CARE PROVIDERS & SERVICES
2,000	CARDINAL HEALTH INC.	72,060
		72,060	2.43
PHARMACEUTICALS
765	BRISTOL-MYERS SQUIBB CO.	20,426
800	ELI LILLY & CO.	28,976
2,250	JOHNSON & JOHNSON	146,700
800	MERCK & COMPANY INC.	29,880
1,400	PFIZER INC.	24,010
		249,992	8.42
INDUSTRIALS			17.57
AEROSPACE & DEFENSE
1,250	BOEING CO.	90,763
2,000	HONEYWELL INT’L INC.	90,540
		181,303	6.11
AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	93,400
1,200	UNITED PARCEL SERVICE INC. B	77,292
		170,692	5.75
INDUSTRIAL CONGLOMERATES
6,000	GENERAL ELECTRIC CO.	109,200
		109,200	3.68
MACHINERY
800	EATON CORP.	60,616
		60,616	2.04
INFORMATION TECHNOLOGY			16.56
COMPUTERS & PERIPHERALS
450	APPLE INC. *	105,719
1,000	INT’L BUSINESS MACHINES CORP.	128,250
		233,969	7.88
IT SERVICES
1,000	AUTOMATIC DATA PROCESSING INC.	44,470
1,000	PAYCHEX INC.	30,700
		75,170	2.53
SEMICONDUCTORS & EQUIPMENT
3,600	INTEL CORP.	80,136
		80,136	2.70
SOFTWARE
3,500	MICROSOFT CORP.	102,445
		102,445	3.45

MATERIALS			1.83
METALS & MINING
1,200	NUCOR CORP.	54,456
		54,456	1.83
UTILITIES			4.13
ELECTRIC UTILITIES
1,100	FPL GROUP INC.	53,163
1,000	PINNACLE WEST CAPITAL CORP.	37,730
		90,893	3.06
MULTI-UTILITIES
2,000	TECO ENERGY INC.	31,780
		31,780	1.07

TOTAL COMMON STOCK (Cost: $2,893,043)		3,024,049	101.85

TOTAL GROWTH FUND (Cost: $2,893,043)		3,024,049	101.85

OTHER ASSETS LESS LIABILITIES		(54,925)	(1.85)

TOTAL NET ASSETS		2,969,124	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Multi-Cap Value Fund
Statement of Investments (Unaudited)
as of March 31, 2010

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			13.22
SPECIALTY RETAIL
8,500	GAMESTOP CORP. A *	186,235
14,000	PENSKE AUTOMOTIVE GROUP INC. *	201,880
		388,115	6.33
TEXTILES, APPAREL & LUXURY GOODS
13,000	K-SWISS INC. *	135,980
5,000	PHILLIPS VAN HEUSEN CORP.	286,800
		422,780	6.89
CONSUMER STAPLES			3.44
BEVERAGES
6,000	DR PEPPER SNAPPLE GROUP INC.	211,020
		211,020	3.44
ENERGY			32.02
ENERGY EQUIPMENT & SERVICES
45,000	ION GEOPHYSICAL CORP. *	221,400
3,500	LUFKIN INDUSTRIES INC.	277,025
27,000	MITCHAM INDUSTRIES INC. *	195,210
6,000	TIDEWATER INC.	283,620
		977,255	15.94
OIL, GAS & CONSUMABLE FUELS
2,500	APACHE CORP.	253,750
11,500	ARCH COAL INC.	262,775
8,000	CHESAPEAKE ENERGY CORP.	189,120
3,700	CHEVRON CORP.	280,571
		986,216	16.08
FINANCIALS			4.75
COMMERCIAL BANKS
25,000	CATHAY GENERAL BANCORP	291,250
		291,250	4.75
INDUSTRIALS			45.35
AIR FREIGHT & LOGISTICS
3,100	CH ROBINSON WORLDWIDE INC.	173,135
		173,135	2.82
COMMERCIAL SERVICES & SUPPLIES
8,000	COPART INC. *	284,800
		284,800	4.64
CONSTRUCTION & ENGINEERING
8,000	CHICAGO BRIDGE & IRON CO. NV *	186,080
11,000	KBR INC.	243,760
		429,840	7.01

MACHINERY
2,500	BUCYRUS INT’L INC.	164,975
7,300	GRACO INC.	233,600
2,600	JOY GLOBAL INC.	147,160
3,500	NAVISTAR INT’L CORP. *	156,555
		702,290	11.45
MARINE
14,000	DRYSHIPS INC. *	81,760
		81,760	1.33
ROAD & RAIL
9,000	GENESEE & WYOMING INC. *	307,080
7,000	KANSAS CITY SOUTHERN *	253,190
6,500	LANDSTAR SYSTEM INC.	272,870
14,000	MARTEN TRANSPORT LTD. *	275,940
		1,109,080	18.09
MATERIALS			6.33
CHEMICALS
7,000	H.B. FULLER CO.	162,470
		162,470	2.65
METALS & MINING
15,000	COMMERCIAL METALS CO.	225,900
		225,900	3.68

TOTAL COMMON STOCK (Cost: $6,881,740)		6,445,911	105.11

TOTAL MULTI-CAP VALUE FUND (Cost: $6,881,740)		6,445,911	105.11

OTHER ASSETS LESS LIABILITIES		(313,451)	(5.11)

TOTAL NET ASSETS		6,132,460	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Fund
Statement of Investments (Unaudited)
as of March 31, 2010

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			11.94
AUTO COMPONENTS
445,000	AMERIGON INC. *	4,498,950
		4,498,950	3.37
SPECIALTY RETAIL
460,000	CONNS INC. *	3,601,800
711,000	SONIC AUTOMOTIVE INC. *	7,821,000
		11,422,800	8.57
CONSUMER STAPLES			6.13
FOOD PRODUCTS
520,000	DARLING INT’L INC. *	4,659,200
610,000	OMEGA PROTEIN CORP. *	3,507,500
		8,166,700	6.13
ENERGY			14.54
ENERGY EQUIPMENT & SERVICES
2,600,000	BOOTS & COOTS INC. *	6,318,000
50,000	HORNBECK OFFSHORE SERVICES INC. *	928,500
310,000	MATRIX SERVICE CO. *	3,335,600
540,000	MITCHAM INDUSTRIES INC. *	3,904,200
710,000	PARKER DRILLING CO. *	3,500,300
		17,986,600	13.49
OIL, GAS & CONSUMABLE FUELS
455,000	INFINITY ENERGY RESOURCES INC. *	946,400
44,275	POSTROCK ENERGY CORP. *	451,162
		1,397,562	1.05
FINANCIALS			20.29
COMMERCIAL BANKS
455,000	EAST WEST BANCORP INC.	7,926,100
290,000	NARA BANCORP INC. *	2,540,400
385,000	WILSHIRE BANCORP INC.	4,246,550
		14,713,050	11.04
CONSUMER FINANCE
395,000	EZCORP INC. A *	8,137,000
195,000	FIRST CASH FINANCIAL SERVICES INC. *	4,206,150
		12,343,150	9.26
HEALTH CARE			8.72
HEALTH CARE PROVIDERS & SERVICES
475,000	AMERICA SERVICE GROUP INC.	7,642,750
280,000	ROCHESTER MEDICAL CORP. *	3,589,600
360,000	UNITED AMERICAN HEALTHCARE CORP. *	388,800
		11,621,150	8.72

INDUSTRIALS			33.83
COMMERCIAL SERVICES & SUPPLIES
330,000	MOBILE MINI INC. *	5,111,700
314,000	TEAM INC. *	5,209,260
180,000	US ECOLOGY INC.	2,898,000
		13,218,960	9.92
CONSTRUCTION & ENGINEERING
560,000	FURMANITE CORP. *	2,906,400
370,000	ORION MARINE GROUP INC. *	6,678,500
		9,584,900	7.19
MARINE
155,000	KIRBY CORP. *	5,913,250
		5,913,250	4.44
ROAD & RAIL
105,000	FROZEN FOOD EXPRESS INDUSTRIES INC. *	409,500
390,000	SAIA INC. *	5,413,200
630,000	VITRAN CORPORATION INC. *	7,623,000
		13,445,700	10.09
TRADING COMPANIES & DISTRIBUTORS
230,000	DXP ENTERPRISES INC. *	2,937,100
		2,937,100	2.20
MATERIALS			3.16
METALS & MINING
280,000	COMMERCIAL METALS CO.	4,216,800
		4,216,800	3.16
TELECOMMUNICATION SERVICES			2.91
DIVERSIFIED TELECOM. SERVICES
470,000	PREMIERE GLOBAL SERVICES INC. *	3,882,200
		3,882,200	2.91

TOTAL COMMON STOCK (Cost: $135,146,512)		135,348,872	101.53

TOTAL SMALL CAP (Cost: $135,146,512)		135,348,872	101.53

OTHER ASSETS LESS LIABILITIES		(2,033,369)	(1.53)

TOTAL NET ASSETS		133,315,503	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement. Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system, are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Debt securities with a maturity less than 60 days are valued on an amortized cost basis which approximates market value. Premium or discount on debt securities are amortized. In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure.

Various inputs are used to determine the fair value of the Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investment securities and cash and cash equivalents as of March 31, 2010:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Growth Fund	Multi-Cap Value Fund	Small Cap Fund
Level 1 - Quoted Prices
Common Stock
Energy	$132,568	$218,365	$3,607,328	$109,572	$1,963,471	$19,384,162
Material	—	37,240	—	54,456	388,370	4,216,800
Industrials	—	401,360	3,311,240	521,810	2,780,905	45,099,910
Consumer Discretionary	—	380,700	667,200	358,020	810,895	15,921,750
Consumer Staples	108,490	488,275	3,673,710	773,082	211,020	8,166,700
Health Care	—	469,060	2,803,710	322,051	—	11,621,150
Financials	77,775	201,025	2,204,925	270,665	291,250	27,056,200
Information Technology	43,905	146,350	2,635,285	491,720	—	—
Telecommunication Services	64,600	196,420	—	—	—	3,882,200
Utilities	105,410	216,300	538,500	122,673	—	—

Preferred Stock
Financials	187,700	460,300	770,850	—	—	—
Telecommunication Services	—	—	—	—	—	—
Utilities	—	51,880	—	—	—	—
Level 1 Total	720,448	3,267,275	20,212,748	3,024,049	6,445,911	135,348,872

Level 2 - Other significant observable inputs
Corporate Bonds
Energy	—	439,802	1,093,132	—	—	—
Material	—	605,434	805,326	—	—	—
Industrials	—	212,679	256,188	—	—	—
Consumer Discretionary	—	653,450	1,099,177	—	—	—
Consumer Staples	—	—	600,696	—	—	—
Health Care	—	101,040	281,571	—	—	—
Financials	—	1,547,452	2,818,048	—	—	—
Information Technology	—	106,077	269,415	—	—	—
Telecommunication Services	—	579,706	400,389	—	—	—
Utilities	—	458,572	38,680	—	—	—

US Government Securities
US Government Agency	4,206,877	105,995	290,369	—	—	—

Short Term Investments
Money Market	—	319,246	621,126	—	—	—

Level 2 Total	4,206,877	5,129,453	8,574,117	—	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—	—

Total Investments	$4,927,325	$8,396,728	$28,786,865	$3,024,049	$6,445,911	$135,348,872

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 Securities. All fixed income securities are classified as Level 2 securities and are valued using either amortized cost or the matrix pricing approach. The Funds had no Level 3 holdings at both the beginning and the end of the reporting period.

Item 2.                                                         Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                           Exhibits.

(a)          Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	May 28, 2010

By:	/s/ Barbara A. Kelley
Chief Financial Officer

Date:	May 28, 2010